Note 10 - Significant Assumptions Relating to the Valuation of Stock Options (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Dividend Yield		0.00%
Expected Life (in years)		5 years 182 days
Expected Volatility		56.10%
Risk Free Interest Rate		1.79%
Dividend Yield	0.00%
Expected Life (in years)	7 years
Expected Volatility	72.90%
Risk Free Interest Rate	2.00%